Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Group accumulated deficit	$ 100,341,098
Group incurred a net loss	13,248,423
Stock based compensation	$ 7,728,000
Percentage of external revenue	75.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranty, term	0 months
Percentage of estimated useful lives	0.00%
Product sales payment term	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranty, term	3 months
Percentage of estimated useful lives	5.00%
Product sales payment term	90 days